Intangible assets (Details) - DKK (kr) kr in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	kr 75,154	kr 2,480
Valeritas Holdings, Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	kr 82,100